FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Dryden High Yield Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                   Date of fiscal year-end: December 31, 2005

                     Date of reporting period: June 30, 2006




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2005 - 06/30/2006
Dryden High Yield Fund, Inc.









================= DRYDEN HIGH YIELD FUND, INC. - ADVISOR: PIM ==================


IMPSAT FIBER NTWKS

Ticker:       IMPT           Security ID:  45321T202
Meeting Date: APR 28, 2006   Meeting Type: GENERAL
Record Date:  MAR 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF THE SELECTION OF DELOITTE FOR       FOR        Management
      & TOUCHE LLP TO SERVE AS THE COMPANY'S
      INDEPENDENT AUDITORS FOR THE YEAR ENDING
      DECEMBER 31, 2006.


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LIBERTY GLOBAL

Ticker:       LBTYA          Security ID:  53055101
Meeting Date: JUN 22, 2006   Meeting Type: GENERAL
Record Date:  APR 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     AUDITORS RATIFICATION                     FOR       FOR        Management


--------------------------------------------------------------------------------

MIRANT

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 9, 2006    Meeting Type: GENERAL
Record Date:  MAR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF APPOINTMENT OF KPMG LLP   FOR       FOR        Management
      AS INDEPENDENT AUDITOR FOR 2006


--------------------------------------------------------------------------------

SPRINT

Ticker:       S              Security ID:  852061100
Meeting Date: APR 18, 2006   Meeting Type: GENERAL
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     TO RATIFY APPOINTMENT OF KPMG LLP AS      FOR       FOR        Management
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM OF SPRINT NEXTEL FOR 2006.
3     SHAREHOLDER PROPOSAL CONCERNING MAJORITY  AGAINST   ABSTAIN    Shareholder
      VOTING
4     SHAREHOLDER PROPOSAL CONCERNING           AGAINST   FOR        Shareholder
      CUMULATIVE VOTING.


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STAGE STORES

Ticker:       STGS           Security ID:  85254C305
Meeting Date: JUN 1, 2006    Meeting Type: GENERAL
Record Date:  APR 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF THE SELECTION OF DELOITTE FOR       FOR        Management
      & TOUCHE LLP AS INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM FOR 2006.


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STERLING CHEMICALS

Ticker:       SCHI           Security ID:  859166100
Meeting Date: APR 21, 2006   Meeting Type: GENERAL
Record Date:  MAR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     PROPOSAL TO RATIFY THE APPOINTMENT OF     FOR       FOR        Management
      DELOITTE & TOUCHE LLP AS INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
      COMPANY FOR THE FISCAL YEAR ENDING
      DECEMBER 31, 2006.


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WALTER INDUSTRIES

Ticker:       WLT            Security ID:  93317Q105
Meeting Date: APR 26, 2006   Meeting Type: GENERAL
Record Date:  MAR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     PROPOSAL TO RATIFY THE APPOINTMENT OF     FOR       FOR        Management
      PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
      CERTIFIED PUBLIC ACCOUNTANTS FOR THE
      COMPANY FOR THE YEAR ENDING DECEMBER 31,
      2006.
3     PROPOSAL TO APPROVE THE WALTER            FOR       ABSTAIN    Management
      INDUSTRIES, INC. EXECUTIVE INCENTIVE
      PLAN.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden High Yield Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2006.


Date:    August 8, 2006